Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Pre-Tax (Losses) Gains

The pre-tax (losses) gains included in the Company’s consolidated statements of operations are as follows, in millions:

	Twelve Months Ended December 31,
	2012	2011	2010
Foreign Currency Contracts
Exchange Contracts	$(2)	$3	$3
Forward Contracts	—	3	(2)
Metals Contracts	2	(7)	7

Total (losses) gains	$—	$(1)	$8

Fair Value of Derivative Instruments Presented on Gross Basis

The notional amounts being hedged and the fair value of those derivative instruments, on a gross basis, is as follows, in millions:

	At December 31, 2012
	Notional Amount	Assets	Liabilities
Foreign Currency Contracts
Exchange Contracts	$172
Current liabilities		$—	$5
Forward Contracts	76
Current assets		1	1
Metals Contracts	35
Current liabilities		1	2

Total		$2	$8

	At December 31, 2011
	Notional Amount	Assets	Liabilities
Foreign Currency Contracts
Exchange Contracts	$108
Current assets		$8	$—
Forward Contracts	76
Current assets		1	—
Current liabilities		1	2
Metals Contracts	67
Current assets		2	—
Current liabilities		—	4

Total		$12	$6